Finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance costs [Abstract]
Finance Costs
	2024	2023	2022
	A$’000	A$’000	A$’000
Unwind of discount	29,245	12,774	6,287
Interest expense on lease liabilities	745	636	277
Convertible bond interest expense	6,419	-	-
Interest expense	82	148	46
Bank fees	445	206	83
Finance costs	36,936	13,772	6,693